Schedule of Gain from Sale of Discontinue Operation (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 15, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets
Total
Gain from sale					1,853,169
Current assets
Total
Gain from sale					$ 1,853,169
Jevo Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash paid on the closing date	$ 1,500,000
Current assets	36,060
Inventory	193,300
Fixed assets, net	16,700
Intangible assets, net	123,200
Total	369,260
Gain from sale	1,130,740
Current assets	36,060
Inventory	193,300
Fixed assets, net	16,700
Intangible assets, net	123,200
Total	369,260
Gain from sale	$ 1,130,740